Employee Share Ownership Plans - Summary of Description of Plans (Detail)	12 Months Ended
Jun. 30, 2021
CDP and STIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Short-term incentive
Overview	The CDP was implemented in FY2020 as a replacement for the STIP, both of which are generally plans for Executive KMP and members of the Executive Leadership Team who are not Executive KMP. Under the CDP, two thirds of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the vesting period (and the remaining one third is delivered in cash). Two awards of deferred shares are granted, each of the equivalent value to the cash award, vesting in two and five years respectively. Under STIP, half of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the two-year vesting period.
Vesting conditions	CDP: Service conditions only for the two-year award. Vesting of the five-year award is subject to service conditions and also to holistic review of performance at the end of the five-year vesting period, including a five-year view on HSEC performance, profitability, cash flow, balance sheet health, returns to shareholders, corporate governance and conduct. STIP: Service conditions only.
Vesting period	CDP – 2 and 5 years STIP – 2 years
Dividend Equivalent Payment	CDP – Yes STIP – Yes
Exercise period	None
LTIP and MAP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Long-term incentive
Overview	The LTIP is a plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP, and awards are granted annually. The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant’s role and grade.
Vesting conditions	LTIP: Service and performance conditions. BHP’s Total Shareholder Return (TSR)(1) performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards. For the awards to vest in full, BHP’s TSR must exceed the Peer Group TSR and Index TSR (if applicable) by a specified percentage per year, determined for each grant by the Remuneration Committee. From the establishment of the LTIP in 2004 until the awards granted in December 2016, this percentage was set at 5.5 per cent per year. For awards granted from December 2017 onwards, 25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest. MAP: Service conditions only.
Vesting period	LTIP – 5 years MAP – 1 to 5 years
Dividend Equivalent Payment	LTIP – Yes MAP – Varies
Exercise period	None
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	All-employee share purchase plan
Overview	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.
Vesting conditions	Service conditions only.
Vesting period	3 years
Dividend Equivalent Payment	No
Exercise period	None
Transitional and Commencement KMP Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Long-term incentive
Overview	Awards may be granted to new Executive KMP recruited into or within the Group to bridge the time-based gap between the vesting of awards either granted in their non-KMP roles or to replace awards foregone from a previous company.
Vesting conditions	Service and performance conditions. The Remuneration Committee has absolute discretion to determine if the performance condition has been met and whether any, all or part of the award will vest (or otherwise lapse), having regard to personal performance and the underlying financial performance of the Group during the performance period. To the extent the performance condition is not achieved, awards will lapse. There is no retesting of the performance condition. Vested awards may be subject to a holding lock.
Vesting period	2
Dividend Equivalent Payment	Yes
Exercise period	None